INVENTORIES - Summary of Inventories (Parenthetical) (Details) - Aircraft	Dec. 31, 2025	Dec. 31, 2024
Disclosure of inventories [line items]
Number of aircraft held in finished products inventory	10	7
Phenom 100
Disclosure of inventories [line items]
Number of aircraft held in finished products inventory	1	1
Phenom 300
Disclosure of inventories [line items]
Number of aircraft held in finished products inventory	3	3
Praetor 500
Disclosure of inventories [line items]
Number of aircraft held in finished products inventory	1	1
Praetor 600
Disclosure of inventories [line items]
Number of aircraft held in finished products inventory	2	2
Ipanema
Disclosure of inventories [line items]
Number of aircraft held in finished products inventory	3	0